Stock-based Compensation - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of common stock for future issuance	6,040,707		4,535,203	4,105,202
Contractual term			10 years
Option agreement option term			5 years
Vesting period			4 years
Expected dividend yield	0.00%		0.00%
Fair value of options vested	$ 219,000	$ 123,000	$ 183,000	$ 160,000
Aggregate intrinsic value of options exercised	9,400,000	4,000	38,500	297,000
Unrecognized compensation cost	$ 2,900,000		$ 374,000
Remaining weighted-average period expected to recognize unrecognized compensation cost	1 year 11 months 12 days		1 year 4 months 28 days
Restricted Stock Award (RSA)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years		3 years
Unrecognized compensation cost			$ 6,000
Remaining weighted-average period expected to recognize unrecognized compensation cost			1 year 2 months 23 days
Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 2,100,000	259,000	$ 890	790
Fair value of options vested	144,000	64,000	104,000	115,000
Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	727,000	46,000	1,060	1,080
Fair value of options vested	$ 75,000	$ 59,000	$ 79,000	$ 45,000
Non-employees | Restricted Stock Award (RSA)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares subject to repurchase upon discontinued service	4,204		8,407
Cliff Vesting
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage			100.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price, percentage of fair market value			110.00%
Equity Incentive 2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of common stock for future issuance			3,076,214